Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Future Minimum Lease Payments

Future minimum lease payments under non-cancelable operating leases at December 31, 2016 are as follows:

Years ending December 31,	Amount
2017	36,800
2018	37,333
2019	38,400
2020	25,600
Total minimum non-cancelable operating lease payments	$138,133

Employment Agreement [Member]
Summary of Future Minimum Commitment Payment

Future minimum commitment payments under employment agreements at December 31, 2016 are as follows:

Years ending December 31,	Amount
2017	475,000
2018	475,000
2019	39,600
Total minimum commitment employment agreement lease payments	$989,600